Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 124,131	$ 150,582	$ 128,460
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	103,985	107,908	88,556
North America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	1,442	836	964
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	7,560	13,586	9,936
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	8,048	20,715	19,383
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 3,096	$ 7,537	$ 9,621